Provisions - Movements in the Provisions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in other provisions [abstract]
Beginning balance	¥ 442,850	¥ 412,285
Increases	914,012	882,069
Decreases (utilized)	(818,098)	(828,272)
Decreases (reversed)	(41,293)	(8,751)
Reclassification to liabilities held for sale (Note 19)	(3,906)	(40)
Foreign currency translation differences	16,461	(14,441)
Ending balance	510,026	442,850
Previously stated
Reconciliation of changes in other provisions [abstract]
Beginning balance		422,484
Adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Beginning balance		(10,199)
Litigation (Note 32)
Reconciliation of changes in other provisions [abstract]
Beginning balance	49,711	46,775
Increases	26,189	24,238
Decreases (utilized)	(3,182)	(18,911)
Decreases (reversed)	(996)	(1,965)
Reclassification to liabilities held for sale (Note 19)	0	0
Foreign currency translation differences	1,673	(426)
Ending balance	73,395	49,711
Litigation (Note 32) | Previously stated
Reconciliation of changes in other provisions [abstract]
Beginning balance		46,775
Litigation (Note 32) | Adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Beginning balance		0
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	45,047	49,552
Increases	47,446	59,484
Decreases (utilized)	(46,732)	(59,414)
Decreases (reversed)	(13,658)	(1,360)
Reclassification to liabilities held for sale (Note 19)	0	0
Foreign currency translation differences	194	(3,215)
Ending balance	32,297	45,047
Restructuring | Previously stated
Reconciliation of changes in other provisions [abstract]
Beginning balance		49,681
Restructuring | Adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Beginning balance		(129)
Rebates and return reserves
Reconciliation of changes in other provisions [abstract]
Beginning balance	316,290	295,243
Increases	822,479	771,233
Decreases (utilized)	(752,165)	(738,242)
Decreases (reversed)	(18,812)	(4,940)
Reclassification to liabilities held for sale (Note 19)	(3,807)	0
Foreign currency translation differences	13,787	(7,004)
Ending balance	377,772	316,290
Rebates and return reserves | Previously stated
Reconciliation of changes in other provisions [abstract]
Beginning balance		295,243
Rebates and return reserves | Adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Beginning balance		0
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	31,802	20,715
Increases	17,898	27,114
Decreases (utilized)	(16,019)	(11,705)
Decreases (reversed)	(7,827)	(486)
Reclassification to liabilities held for sale (Note 19)	(99)	(40)
Foreign currency translation differences	807	(3,796)
Ending balance	¥ 26,562	31,802
Other | Previously stated
Reconciliation of changes in other provisions [abstract]
Beginning balance		30,785
Other | Adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Beginning balance		¥ (10,070)